Other receivables	9 Months Ended
Mar. 31, 2012
Other Receivables Disclosure [Abstract]
Other receivables

Note 5 – Other receivables

Other receivables consisted of the following:

	March 31, 2012	June 30, 2011
Receivables from an unrelated company	$741,019	$125,503
Advances to employees	140,334	42,740
Interest receivable	772,208	-
Miscellaneous	8,404	63,883
Other receivables	$1,661,965	$232,126